30. EMPLOYEE BENEFITS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment Healthcare Benefits [member]
Disclosure of defined benefit plans [line items]
Gain/(loss) recognized in shareholders' equity	R$ (189,907)	R$ 7,433	R$ 16,237